Note 15 - Earnings Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	December 31,
	2016	2017	2018
	Basic EPS	Basic EPS	Basic EPS
Net income	$81,702	$72,876	$67,239
Less: paid and accrued earnings allocated to Preferred Stock	(21,063)	(21,063)	(30,503)
Net income available to common stockholders	60,639	51,813	36,736
Weighted average number of common shares, basic and diluted	77,243,252	100,527,907	110,395,134
Earnings per common share, basic and diluted	$0.79	$0.52	$0.33